SM&R Investments, Inc.


Supplement dated October 5, 2001 to the Class A and Class B Prospectus dated
 December 31, 2000, as amended May 1, 2001

The portfolio management for the SM&R Alger Funds is hereby amended to read as follows:


Page 3 - SM&R Alger Growth Fund:

Portfolio Manager:	Fred M. Alger, III
Co-Portfolio Managers:	Dan C. Chung and David Hyun

Page 5 - SM&R Alger Aggressive Growth Fund:

Portfolio Manager: 	Fred M. Alger, III
Co-Portfolio Manager:	David Hyun

Page 11 - SM&R Alger Small-Cap Fund:

Portfolio Manager:	Fred M. Alger, III
Co-Portfolio Manager:	Dan C. Chung

Page 13 - SM&R Alger Technology Fund:

Portfolio Manager:	Fred M. Alger, III
Co-Portfolio Manager:	Dan C. Chung


On Page 44, the SM&R Alger Funds section is hereby amended to read:

SM&R Alger Funds

Fred M. Alger, III is the key strategist for the four SM&R Alger Funds,
overseeing the investments of each fund.   Mr. Alger founded Fred Alger
Management, Inc. in October 1964. Since September 2001, he has been the portfolio manager for the SM&R Alger Growth Fund, SM&R Alger
Aggressive Growth Fund, SM&R Alger Small-Cap Fund and SM&R Alger
Technology Fund.

Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of the four SM&R Alger Fund's investments and have served in that capacity since September 2001.

Mr. Chung, co-portfolio manager of the SM&R Alger Growth Fund, SM&R Alger Small-Cap Fund and SM&R Alger Technology Fund since September 2001, has been employed by Fred Alger Management, Inc. since 1994, as a Vice President and analyst from 1966 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001.

Mr. Hyun, co-portfolio manager of the SM&R Alger Growth Fund and SM&R Alger Aggressive Growth Fund since September 2001, prior to which he was employed by Fred Alger Management, Inc. as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.